Directors and Key Management compensation	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Disclosure of information about key management personnel [text block]	Directors and Key Management compensation

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
	€m	€m	€m
Short-term employee benefits	2.4	3.3	3.5
Share based payment expense	7.2	3.7	11.6
Termination benefits	1.1	0.8	—
Non-Executive Director fees	0.4	0.3	0.3
Total Directors' and executive officers' compensation	11.1	8.1	15.4
All significant management decision making authority is vested within the Board of Directors and the executive team, therefore key management are considered to be the Directors and executive Officers.

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Benefits are accruing to the following number of current key management personnel under:
Defined contribution plans	2	2	2
Share based payment schemes	2	2	2